Subsidiaries - Other Subsidiaries (Details)	12 Months Ended
Dec. 31, 2023
GSK-Gebro Consumer Healthcare GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%
Haleon Pakistan Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	85.80%
Haleon US Enterprises Inc [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	88.00%
Haleon US L.P. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	88.00%
Pfizer Biotech Corporation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	55.00%
Sino-American Tianjin Smith Kline & French Laboratories Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	55.00%
SmithKline Beecham (Private) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.70%
Glaxo Wellcome Ceylon Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%